Right-of-Use Assets and Operating Lease Liabilties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-current assets held for sale and discontinued operations [text block] [Abstract]
Weighted average lease liabilities percentage	3.49%	3.25%	4.08%
Interest expense	$ 109,848	$ 146,723	$ 100,650
Depreciation expense related to right-of-use assets	$ 2,279,722	$ 2,506,446	$ 2,583,318